[AMERICAN GENERAL LIFE INSURANCE COMPANY LETTERHEAD]

VIA EDGAR TRANSMISSION

May 2, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Variable Annuity Account Seven ("Registrant")
    American General Life Insurance Company ("Depositor")
    (Investment Company Act Number 811-09003)
    (Central Index Key 0001070231)

FFILE NUMBER    PRODUCT NAME
333-185790      Polaris Platinum O-Series
333-185794      Polaris Plus
333-185795      Polaris II A-Class Platinum Series
333-185806      Polaris Plus
333-185807      Polaris II A-Class/Polaris II A-Class Platinum Series


Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1. In connection with the above-referenced Registration Statements, the form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration
Statement or amendment, and

2. The text of the most recent Registration Statements or amendments has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at
(310) 772-6307.


Very truly yours,

/s/ Lucia Williams


Lucia Williams
Director, Legal Services